Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (86.3%)
U.S. Government Securities (7.5%)
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	250,000	268,723
	United States Treasury Note/Bond	1.375%	10/15/22	69,300	71,227
2	United States Treasury Note/Bond	1.625%	12/15/22	67,500	69,947
	United States Treasury Note/Bond	1.375%	1/31/25	21,900	22,947
	United States Treasury Note/Bond	1.500%	1/31/27	8,513	9,064
					441,908
Agency Bonds and Notes (22.0%)
3	AID-Israel	0.000%	11/1/24	6,905	6,647
4	Fannie Mae Principal Strip	0.000%	1/15/30	5,100	4,419
4	Fannie Mae Principal Strip	0.000%	5/15/30	24,708	21,303
5	Fannie Mae Principal Strip	0.000%	10/25/40	13,516	12,584
	Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	100,000	100,076
	Federal Farm Credit Banks Funding Corp.	0.250%	5/6/22	100,000	99,873
	Federal Farm Credit Banks Funding Corp.	0.950%	4/1/25	175,000	177,714
	Federal Home Loan Banks	1.500%	8/15/24	55,700	58,038
	Federal Home Loan Banks	0.500%	4/14/25	30,000	29,826
	Federal Home Loan Banks	3.250%	11/16/28	21,500	25,350
	Federal Home Loan Banks	1.750%	3/8/30	13,375	13,927
4	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	271,000	282,618
4	Federal National Mortgage Assn.	2.500%	2/5/24	50,000	53,800
4	Federal National Mortgage Assn.	0.625%	4/22/25	260,000	260,073
4	Federal National Mortgage Assn.	1.875%	9/24/26	30,000	31,980
4	Freddie Mac Principal Strips	0.000%	7/15/32	37,300	30,660
	Government Trust Certificate	0.000%	10/1/20	7,711	7,689
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,700
	Private Export Funding Corp.	3.550%	1/15/24	8,700	9,612
	Resolution Funding Corp.	0.000%	1/15/28	6,400	5,768
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,197	2,018
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	9,894	8,973
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	4,119
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	38,500	33,423
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	16,399
					1,301,589
Conventional Mortgage-Backed Securities (23.7%)
4,5	Fannie Mae Pool	2.000%	10/1/27–7/1/28	4,576	4,727
4,5,6	Fannie Mae Pool	2.500%	2/1/28–5/1/35	148,009	154,913
4,5,6	Fannie Mae Pool	3.000%	12/1/20–3/1/50	174,012	182,313
4,5,6	Fannie Mae Pool	3.500%	8/1/20–4/1/50	171,756	181,613
4,5,6	Fannie Mae Pool	4.000%	6/1/20–5/1/50	41,666	44,088
4,5	Fannie Mae Pool	4.500%	7/1/20–11/1/49	180,943	192,368
4,5	Fannie Mae Pool	5.000%	8/1/20–2/1/44	4,521	5,133
4,5	Fannie Mae Pool	5.500%	7/1/20–9/1/41	29,338	34,124
4,5	Fannie Mae Pool	6.000%	5/1/24–1/1/41	29,356	35,208

4,5	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	5,314	5,483
4,5	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	15,650	16,438
4,5	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	24,471	25,853
4,5	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	9,311	9,903
4,5	Freddie Mac Gold Pool	4.000%	6/1/21–1/1/29	3,973	4,217
4,5	Freddie Mac Gold Pool	4.500%	8/1/20–1/1/49	22,233	23,558
4,5	Freddie Mac Gold Pool	5.000%	4/1/21–6/1/25	832	889
5,6	Ginnie Mae II Pool	2.500%	4/1/50-7/1/50	51,000	51,008
5	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	46,485	48,862
4,5,6	UMBS Pool	2.000%	5/1/35–7/1/35	86,000	87,164
4,5,6	UMBS Pool	2.500%	1/1/23–7/1/50	229,602	239,023
4,5,6	UMBS Pool	3.500%	8/1/29–3/1/50	23,474	25,143
4,5	UMBS Pool	4.000%	2/1/47	3,459	3,799
4,5	UMBS Pool	4.500%	8/1/49	11,713	12,781
4,5	UMBS Pool	5.000%	3/1/42	2,274	2,625
4,5	UMBS Pool	6.000%	4/1/39	13,583	16,126
					1,407,359
Nonconventional Mortgage-Backed Securities (33.1%)
4,5	Fannie Mae REMICS	1.500%	12/25/41–1/25/43	86,786	87,711
4,5	Fannie Mae REMICS	1.650%	12/25/42	18,270	18,544
4,5	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	98,558	100,516
4,5	Fannie Mae REMICS	1.850%	8/25/46	14,367	14,937
4,5	Fannie Mae REMICS	2.000%	12/25/44	8,630	8,770
4,5	Fannie Mae REMICS	2.100%	4/25/43	6,075	6,176
4,5	Fannie Mae REMICS	2.125%	10/25/42	16,119	16,366
4,5	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	33,209	34,181
4,5	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	69,212	71,565
4,5	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	247,458	256,442
4,5	Fannie Mae REMICS	3.500%	3/25/43–10/25/48	90,192	94,402
4,5	Fannie Mae REMICS	4.000%	12/25/46–10/25/48	8,305	8,750
4,5	Fannie Mae REMICS	5.250%	9/25/41	4,861	5,595
4,5	Freddie Mac REMICS	1.250%	2/15/42	28,483	28,482
4,5	Freddie Mac REMICS	1.500%	10/15/42	36,575	36,864
4,5	Freddie Mac REMICS	1.750%	4/15/43	15,640	15,968
4,5	Freddie Mac REMICS	2.000%	7/15/42	14,896	15,208
4,5	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	62,036	63,821
4,5	Freddie Mac REMICS	2.500%	4/15/37–2/25/50	206,846	215,739
4,5	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	5,425	5,717
4,5	Freddie Mac REMICS	3.000%	6/15/42–7/25/49	58,840	61,660
4,5	Freddie Mac REMICS	3.500%	5/15/40–3/25/50	90,230	95,361
4,5	Freddie Mac REMICS	4.000%	10/15/46–5/15/49	61,721	66,650
4,5	Freddie Mac REMICS	4.333%	10/25/20	35,181	35,499
4,5	Freddie Mac REMICS	6.500%	5/15/24	4,603	4,903
5	Ginne Mae REMICS	2.750%	2/20/46–5/20/46	42,525	43,358
5	Ginnie Mae REMICS	1.500%	10/20/45	182,948	184,571
5	Ginnie Mae REMICS	1.996%	12/20/42	5,749	5,910
5	Ginnie Mae REMICS	2.500%	9/20/43–9/20/49	26,980	28,183
5	Ginnie Mae REMICS	2.750%	9/20/45–5/20/49	169,551	172,610
5	Ginnie Mae REMICS	3.000%	3/20/41–3/20/48	126,438	130,296
5	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	9,400	10,260
5	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	20,440	21,969
					1,966,984
Total U.S. Government and Agency Obligations (Cost $5,072,916)					5,117,840
Asset-Backed/Commercial Mortgage-Backed Securities (12.6%)
4,5	Federal Home Loan Mortgage Corp.
	2017-357A	2.500%	9/15/47	22,844	24,273

4,5	FHLMC Multifamily Structured Pass
	Through Certificates 2018-K083	4.050%	9/25/28	34,125	40,989
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	2,000	2,085
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	1,000	1,084
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	6,900	7,526
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	4,000	4,361
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	5,000	5,350
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	4,000	4,351
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K044	2.811%	1/25/25	3,000	3,233
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	1,000	1,106
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	1,000	1,104
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	16,000	17,521
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K054	1.311%	1/25/26	84,502	4,707
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	10,000	10,806
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K057	1.323%	7/25/26	140,874	8,317
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	19,380	20,998
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	3,000	3,373
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	3,000	3,384
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	3,000	3,376
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	3,206	3,585
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	2,615	3,036
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	10,000	11,803
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K081	3.900%	8/25/28	25,492	30,254
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K084	3.780%	10/25/28	4,000	4,706
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K088	3.690%	1/25/29	25,925	30,550
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K089	3.563%	1/25/29	13,800	16,141
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K104	1.127%	1/25/30	85,400	7,451
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K105	1.645%	1/25/30	337,078	39,620
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K1502	1.102%	1/25/31	85,793	6,088
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	24,385	28,209

4,5	FHLMC Multifamily Structures Pass
	Through Certificates K077	3.850%	5/25/28	40,958	48,260
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	11,824	14,023
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	15,965	18,986
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	15,268	15,426
5	Small Business Administration Particip ation
	Certs 2002-20L	5.100%	12/1/22	245	256
5	Small Business Administration Participation
	Certs 2004-20G	5.190%	7/1/24	165	172
5	Small Business Administration Participation
	Certs 2005-20A	4.860%	1/1/25	171	179
5	Small Business Administration Particip ation
	Certs 2005-20B	4.625%	2/1/25	70	73
5	Small Business Administration Participation
	Certs 2005-20C	4.950%	3/1/25	53	55
5	Small Business Administration Participation
	Certs 2005-20G	4.750%	7/1/25	42	44
5	Small Business Administration Participation
	Certs 2005-20J	5.090%	10/1/25	475	501
5	Small Business Administration Participation
	Certs 2006-20D	5.640%	4/1/26	567	603
5	Small Business Administration Participation
	Certs 2006-20H	5.700%	8/1/26	809	858
5	Small Business Administration Participation
	Certs 2006-20J	5.370%	10/1/26	1,923	2,039
5	Small Business Administration Participation
	Certs 2006-20K	5.360%	11/1/26	4,029	4,280
5	Small Business Administration Participation
	Certs 2006-20L	5.120%	12/1/26	1,143	1,204
5	Small Business Administration Participation
	Certs 2007-20D	5.320%	4/1/27	668	712
5	Small Business Administration Participation
	Certs 2007-20G	5.820%	7/1/27	591	631
5	Small Business Administration Participation
	Certs 2007-20I	5.560%	9/1/27	2,844	3,014
5	Small Business Administration Participation
	Certs 2007-20L	5.290%	12/1/27	41	43
5	Small Business Administration Participation
	Certs 2008-20B	5.160%	2/1/28	94	100
5	Small Business Administration Participation
	Certs 2008-20C	5.490%	3/1/28	78	84
5	Small Business Administration Participation
	Certs 2008-20D	5.370%	4/1/28	193	207
5	Small Business Administration Participation
	Certs 2008-20F	5.680%	6/1/28	72	77
5	Small Business Administration Participation
	Certs 2008-20H	6.020%	8/1/28	62	68
5	Small Business Administration Particip ation
	Certs 2008-20J	5.630%	10/1/28	78	84
5	Small Business Administration Participation
	Certs 2009-20A	5.720%	1/1/29	55	59
5	Small Business Administration Participation
	Certs 2009-20D	4.310%	4/1/29	46	49
5	Small Business Administration Participation
	Certs 2009-20I	4.200%	9/1/29	1,054	1,108

5 Small Business Administration Participation
Certs 2009-20J	3.920%	10/1/29	1,673	1,753
5 Small Business Administration Participation
Certs 2009-20K	4.090%	11/1/29	987	1,044
5 Small Business Administration Participation
Certs 2010-20H	3.520%	8/1/30	139	146
5 Small Business Administration Participation
Certs 2011-20B	4.220%	2/1/31	285	306
5 Small Business Administration Participation
Certs 2011-20H	3.290%	8/1/31	65	69
5 Small Business Administration Participation
Certs 2012-20I	2.200%	9/1/32	46	48
5 Small Business Administration Participation
Certs 2013-20G	3.150%	7/1/33	77	81
5 Small Business Administration Participation
Certs 2013-20K	3.380%	11/1/33	92	98
5 Small Business Administration Participatio n
Certs 2017-20	2.780%	12/1/37	2,355	2,483
5 Small Business Administration Participation
Certs 2017-20	3.310%	4/1/38	26,279	28,104
5 Small Business Administration Participation
Certs 2017-20	3.600%	6/1/38	14,790	16,029
5 Small Business Administration Participation
Certs 2017-20	3.370%	1/1/39	8,982	9,652
5 Small Business Administration Participation
Certs 2018-20	2.920%	1/1/38	11,893	12,550
5 Small Business Administration Participation
Certs 2018-20	3.220%	2/1/38	18,628	19,856
5 Small Business Administration Participation
Certs 2018-20C	5.230%	3/1/27	883	937
5 Small Business Administration Participation
Certs 2018-20C	3.200%	3/1/38	37,705	40,117
5 Small Business Administration Participation
Certs 2018-20E	5.310%	5/1/27	1,638	1,748
5 Small Business Administration Participation
Certs 2018-20E	3.500%	5/1/38	8,169	8,878
5 Small Business Administration Participation
Certs 2018-20J	3.770%	10/1/38	25,285	27,667
5 Small Business Administration Participation
Certs 2018-20J	2.690%	7/1/44	10,832	11,376
5 Small Business Administration Participation
Certs 2018-20K	3.870%	11/1/38	16,634	18,331
5 Small Business Administration Participation
Certs 2018-20L	3.540%	12/1/38	20,901	22,530
5 Small Business Administration Participation
Certs 2018-25F	3.670%	12/1/43	2,206	2,415
5 Small Business Administration Participation
Certs 2019-20C	3.200%	3/1/39	8,622	9,185
5 Small Business Administration Participation
Certs 2019-25E	3.070%	5/1/44	6,307	6,722
5 Small Business Administration Participation
Certs 2019-25F	2.770%	6/1/44	10,062	10,610
5 Small Business Administration Participation
Certs 2019-25H	2.310%	8/1/44	11,747	12,141
5 Small Business Administration Participation
Certs 2019-25K	2.480%	11/1/44	8,700	9,069
5 Small Business Administration Participation
Certs 2019-25L	5.520%	6/1/24	520	541

5 Small Business Administration Participation
Certs 2019-25L	2.380%	12/1/44	6,900	7,164
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $896,975)				744,233
Temporary Cash Investment (3.6%)
			Shares
Money Market Fund (3.6%)
7 Vanguard Market Liquidity Fund (Cost
$210,496)	0.522%		2,105,004	210,500
Total Investments (102.5%) (Cost $5,969,891)				6,072,573
			Face Amount
			($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.5%)
4,5,6 UMBS Pool	3.000%	9/1/34-6/1/50	29,701	(31,828)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments
(Proceeds $32,339)`				(31,828)
Other Assets and Liabilities -Net (-2.0%)				(113,247)
Net Assets (100%)				5,927,498
Cost rounded to $000.

1 Securities with a value of $18,550,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $9,753,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S . Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2020	1,478	325,795	150

Short Futures Contracts
10-Year U.S. Treasury Note	June 2020	(3,695)	(513,836)	(1,059)
Ultra 10-Year U.S. Treasury Note	June 2020	(2,588)	(406,397)	(3,907)
5-Year U.S. Treasury Note	June 2020	(1,385)	(173,796)	8
30-Year U.S. Treasury Bond	June 2020	(159)	(28,784)	(2,288)
Ultra-Long U.S. Treasury Bond	June 2020	(105)	(23,602)	(6)
				(7,252)
				(7,102)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, counterparties had deposited in segregated accounts securities with a value of
$350,000 and cash of $1,863,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,117,840	—	5,117,840
Asset-Backed/Commercial Mortgage-Backed
Securities	—	744,233	—	744,233
Temporary Cash Investments	210,500	—	—	210,500
Total	210,500	5,862,073	—	6,072,573
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	31,828	—	31,828
Derivative Financial Instruments
Assets
Futures Contracts[1]	285	—	—	285
Liabilities
Futures Contracts[1]	905	—	—	905
1 Represents variation margin on the last day of the reporting period.